UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

Read instruction at end of Form before preparing Form.

1.
Name and address of issuer:

Annuity Investors Variable Account C
250 East Fifth Street
Cincinnati, OH 45201-5423


2.
The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   (   )


Commodore Majesty Variable Annuities


3.
Investment Company Act File Number:

811-21095


Securities Act File Number:

333-88302


4(a).
Last day of fiscal year for which this Form is filed:

         December 31, 2002


4(b).
(
Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).
(   )
Check box if this is the last time the issuer will be filing this Form.

5.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$174,777.06




(ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year:
$11,000.00

(iii)
Aggregate price of securities redeemed or repurchased
 during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
 reduce registration fees payable to the Commission:
$0

(iv)
Total available redemption credits (add Items 5(ii) and 5(iii)):

-$11,000.00
(v)
Net sales-if Item 5(ii) is greater than Item 5(iv)
(subtract Item 5(iv) from Item 5(i)):

$163,777.06
(vi)
Redemption credits available for use in future years
--if Item 5(i) is less than Item 5(iv) (subtract Item 5(iv)
from Item 5(i)):
$         0

(vii)
Multiplier for determining registration fee
 (See Instruction C.9):

X.00025
(viii)
Registration fee due (multiply Item 5(v) by Item 5(vii))
(enter "0" if no fee is due):

$
40.94


6.
Prepaid Shares



If the response to Item 5(i) was determined by deduction
 an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect
 before October 11, 1997, then report the amount of securities
 (number of shares or other unites) deducted here:     0    .
If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available or use by the issuer in future fiscal years, then state that
 number here:      0       .


7.
Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
$ 0


8.
Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
$ 40.94


9.
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
3/17/03
Method of Delivery


 X    Wire Transfer

                 Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Richard Magoteaux, Treasurer

Richard Magoteaux, Treasurer

Date:    3/17/03

*Please print the name and title of the signing officer below the signature.